Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,110,718.11
Total Fee Amount	1,948.69
Total Offset Amount	0.00
Net Fee	$ 1,948.69
Offering Table N/A
Offset Table N/A	N/A